Equity-Accounted Joint Ventures - Investments in and Advances to Equity Accounted Investees (Details) $ in Thousands	Dec. 31, 2019 USD ($) vessel terminal	Dec. 31, 2018 USD ($)	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	100.00%
Less current portion of advances to equity-accounted joint ventures	$ 0	$ (79,108)
Investment in and advances to equity-accounted joint ventures (note 7)	$ 1,155,316	1,037,025
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%		30.00%
Less current portion of advances to equity-accounted joint ventures		(79,100)
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
MALT Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	52.00%
Excalibur Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	33.00%
Number of vessels | vessel	4
RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	40.00%
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel	48
Equity method investments	$ 1,155,316	1,116,133
Less current portion of advances to equity-accounted joint ventures	0	(79,108)
Investment in and advances to equity-accounted joint ventures (note 7)	$ 1,155,316	1,037,025
Equity Method Investments | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%
Equity method investments	$ 60,462	81,353
Equity Method Investments | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Number of vessels | vessel	6
Equity method investments	$ 264,126	205,839
Equity Method Investments | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel	4
Equity method investments	$ 79,568	73,545
Equity Method Investments | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Number of vessels | vessel	23
Equity method investments	$ 151,673	153,808
Equity Method Investments | MALT Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	52.00%
Number of vessels | vessel	6
Equity method investments	$ 357,411	351,529
Equity Method Investments | Excalibur Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Number of vessels | vessel	1
Equity method investments	$ 32,691	32,402
Equity Method Investments | Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	33.00%
Number of vessels | vessel	4
Equity method investments	$ 88,465	85,469
Equity Method Investments | RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	40.00%
Number of vessels | vessel	4
Equity method investments	$ 120,920	$ 132,188
Equity Method Investments | LNG Receiving and Regasification Terminal | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	1
Equity Method Investments | LNG Terminal
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal	1
Equity Method Investments | Minimum | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	20.00%
Equity Method Investments | Maximum | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	30.00%